Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy. The CNG Committee, pursuant to delegation from the Board of Directors, administers the 2018 Omnibus Plan and establishes the rules for all awards granted under the plan, including grant guidelines, vesting schedules, and other provisions. The CNG Committee reviews these rules periodically and considers, among other things, the interests of our stockholders, market conditions, information provided by independent advisors, performance objectives, and recommendations made by the Chief Executive Officer.
The CNG Committee reviews the awards granted for all employees. For annual awards granted in 2025, the CNG Committee reviewed the recommendations of the Chief Executive Officer for other executive officers and employees, revised the proposed grants in certain circumstances, and authorized the awards effective as of the date of its approval.
The CNG Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Annual equity awards to our employees are typically made by the CNG Committee on the date of a scheduled meeting of the CNG Committee or the Board of Directors held late February or early March of each year following the public release of financial results for the prior fiscal year. No NEOs were awarded stock options or option-like awards during the year ended December 31, 2025.

Award Timing Method
Equity Grant Policy. The CNG Committee, pursuant to delegation from the Board of Directors, administers the 2018 Omnibus Plan and establishes the rules for all awards granted under the plan, including grant guidelines, vesting schedules, and other provisions. The CNG Committee reviews these rules periodically and considers, among other things, the interests of our stockholders, market conditions, information provided by independent advisors, performance objectives, and recommendations made by the Chief Executive Officer.
The CNG Committee reviews the awards granted for all employees. For annual awards granted in 2025, the CNG Committee reviewed the recommendations of the Chief Executive Officer for other executive officers and employees, revised the proposed grants in certain circumstances, and authorized the awards effective as of the date of its approval.
The CNG Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Annual equity awards to our employees are typically made by the CNG Committee on the date of a scheduled meeting of the CNG Committee or the Board of Directors held late February or early March of each year following the public release of financial results for the prior fiscal year. No NEOs were awarded stock options or option-like awards during the year ended December 31, 2025.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The CNG Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false